Financial Risk Management - Summary of Gross Carrying Amounts of Each Financial Asset Except for Accounts Receivable Trade and Derivative Financial Asset (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Gross amount	₩ 500,154
Carrying amount	500,154
Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Gross amount	1,135
Carrying amount	1,135
Financial assets at amortised cost [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Gross amount	2,153,513
Loss allowance	(3,305)
Carrying amount	2,150,208
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	36,687
Loss allowance	(10,760)
Carrying amount	25,927
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	104,906
Loss allowance	(101,823)
Carrying amount	₩ 3,083